S-K 1605, De-SPAC Background and Terms	Apr. 22, 2025
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the Memorandum and Articles of Association, a Public Shareholder may request to redeem all or a po
rtion of its Public Shares for cash if the Business Combination is consummated. As a holder of Public Shares, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(i)
(A) hold Public Shares; or (B) hold Public Shares through AACT Units and elect to separate your AACT Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(ii)
submit a written request to the Transfer Agent, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that Kodiak redeem all or a portion of your Public Shares for cash; and

(iii)	deliver your share certificates for Public Shares (if any) along with the redemption forms to the Transfer Agent, physically or electronically through DTC.
Holders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on     , 2025 (two business days before the initially scheduled date of the Extraordinary General Meeting) in order for their Public Shares to be redeemed.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	Neither AACT’s shareholders nor the holders of Public Warrants have appraisal rights in connection with the Business Combination or the Domestication under the Companies Act or under the DGCL.